Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Health care services	€ 3,781,920	€ 3,400,221	€ 7,388,727	€ 6,725,680
Health care products	974,760	919,949	1,916,322	1,804,615
Revenue	4,756,680	4,320,170	9,305,049	8,530,295
Costs of revenue:
Health care services	2,837,222	2,578,669	5,653,451	5,147,051
Health care products	573,408	457,508	1,047,453	892,594
Costs of revenue	3,410,630	3,036,177	6,700,904	6,039,645
Gross profit	1,346,050	1,283,993	2,604,145	2,490,650
Operating (income) expenses:
Selling, general and administrative	969,489	830,177	1,840,730	1,541,692
Research and development	55,418	52,017	105,091	100,662
Income from equity method investees	(19,367)	(22,422)	(29,854)	(50,178)
Operating income	340,510	424,221	688,178	898,474
Other (income) expense:
Interest income	(12,747)	(13,965)	(26,859)	(29,221)
Interest expense	84,326	83,174	167,535	174,502
Income before income taxes	268,931	355,012	547,502	753,193
Income tax expense	62,926	75,294	129,691	169,141
Net income	206,005	279,718	417,811	584,052
Net income attributable to noncontrolling interests	58,865	61,141	113,310	116,529
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 147,140	€ 218,577	€ 304,501	€ 467,523
Basic earnings per share	€ 0.50	€ 0.75	€ 1.04	€ 1.60
Diluted earnings per share	€ 0.50	€ 0.75	€ 1.04	€ 1.60